Form N-1A Cover	12 Months Ended
Sep. 15, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VanEck ETF Trust
Entity Central Index Key	0001137360
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 15, 2026
Prospectus Date	Sep. 15, 2026